Private Placements of Common Stock and Warrants (Tables)	12 Months Ended
May 31, 2024
Private Placements of Common Stock and Warrants
Schedule of reconciliation of the beginning and ending balances for liabilities measured at fair value

(in thousands)	Liability Classified Warrants
Balance at May 31, 2022	$—
Classified as liability	16,664
Reclassified as equity	(25,335)
Loss on derivative due to change in fair market value	8,750
Balance at May 31, 2023	79
Classified as liability	6,970
Reclassified as equity	(7,285)
Loss on derivative due to change in fair market value	236
Balance at May 31, 2024	$—

Schedule of estimated the fair value of the warrant derivatives

	Inputs at Liability Classification				Inputs at Equity Classification
	Backstop	Backstop	Placement Agent	Backstop	Backstop	Backstop	Placement	Backstop
	Warrant #1	Warrant #2	Warrants	Warrant #3	Warrant #1	Warrant #2	Agent Warrants	Warrant #3
Fair value of underlying stock	$ 0.44	$ 0.42	$ 0.44	$ 0.35	$ 0.52	$ 0.52	$ 0.52	$ 0.32
Risk free rate	3.17%	3.06%	3.13%	3.68%	3.34%	3.31%	3.16%	4.18%
Expected term (in years)	4.65	5.00	10.00	5.00	4.46	4.88	9.82	4.76
Stock price volatility	110.20%	109.49%	95.99%	124.36%	117.29%	113.59%	95.87%	126.67%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	April	Inputs at Liability Classification			Inputs at Equity Classification
	Placement	July	November	December		July	November	December
	Agent	Note	Placement	Note	April	Note	Placement	Note
	warrants at	conversion	Agent	conversion	Placement	conversion	Agent conversion	conversion
	May 31, 2023	warrants	warrants	warrants	Warrants	warrants	warrants	warrants
Fair value of underlying stock	$ 0.26	$ 0.21	$ 0.18	$ 0.20	$ 0.27	$ 0.17	$ 0.30	$ 0.15
Risk free rate	3.64%	4.18%	4.42%	3.84%	3.74%	4.81%	4.14%	4.48%
Expected term (in years)	10.00	5.00	10.00	5.00	10.00	5.00	10.00	5.00
Stock price volatility	97.90%	124.55%	95.82%	124.25%	97.45%	124.70%	96.18%	124.04%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Schedule of warrant activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2022	73,248	$0.59	3.18	$352
Granted	201,771	$0.33
Exercised	(6,207)	$0.63		758
Forfeited, expired, and cancelled	(8,902)	$0.75
Warrants outstanding at May 31, 2023	259,910	$0.37	4.57	$7,276
Granted	115,582	$0.28
Exercised	(3,000)	$0.10		480
Forfeited, expired, and cancelled	(11,047)	$0.63
Warrants outstanding at May 31, 2024	361,445	$0.34	4.21	$2,697
Warrants outstanding and exercisable at May 31, 2024	361,445	$0.34	4.21	$2,697